UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2004

Date of reporting period: 9/30/2004

Item 1 - Schedule of Investments
Portfolio of Investments

Royce Capital Fund
September 30, 2004

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 86.6%
	SHARES	VALUE
Consumer Products - 4.3%
Apparel and Shoes - 0.9%
Cutter & Buck	72,000	$792,000
Stride Rite	197,600	2,025,400

		2,817,400

Food/Beverage/Tobacco - 1.2%
Boston Beer Company Cl. A a	37,900	955,080
CoolBrands International a	170,300	1,245,031
Green Mountain Coffee Roasters a,b	42,000	882,840
Monterey Pasta Company a,b	198,100	665,814

		3,748,765

Sports and Recreation - 0.8%
Arctic Cat	42,500	1,102,875
Thor Industries	46,200	1,222,914

		2,325,789

Other Consumer Products - 1.4%
4Kids Entertainment a,b	48,000	969,600
Meade Instruments a,b	138,500	430,735
RC2 Corporation a	90,000	2,961,000

		4,361,335

Total		13,253,289

Consumer Services - 6.4%
Direct Marketing - 0.7%
Collegiate Pacific	129,900	1,196,379
J. Jill Group a,b	40,500	803,925

		2,000,304

Leisure and Entertainment - 1.5%
Multimedia Games a,b	84,200	1,305,100
New Frontier Media a,b	283,300	2,184,243
Steiner Leisure a	54,000	1,193,400

		4,682,743

Restaurants and Lodgings - 0.8%
Benihana Cl. A a	73,145	978,680
California Pizza Kitchen a,b	68,500	1,496,725

		2,475,405

Retail Stores - 3.0%
A.C. Moore Arts & Crafts a,b	32,600	806,198
Brookstone a,b	50,000	944,500
Buckle (The)	52,900	1,453,163
Cache a	127,500	1,912,500
Cato Corporation Cl. A	96,000	2,136,000
Shoe Carnival a,b	45,000	530,550
Sport Chalet a	100,000	1,362,000

		9,144,911

Other Consumer Services - 0.4%
E-LOAN a,b	211,000	449,430
First Cash Financial Services a,b	43,000	861,290

		1,310,720

Total		19,614,083

Financial Intermediaries - 5.0%
Banking - 0.7%
Bancorp Bank (The) a,b	44,500	905,575
Canadian Western Bank	37,700	1,333,393

		2,238,968

Insurance - 4.3%
American Safety Insurance Holdings a,b	136,200	1,865,940
Argonaut Group a,b	117,000	2,184,390
NYMAGIC	70,900	1,552,001
Navigators Group a,b	56,300	1,646,212
PXRE Group	67,000	1,568,470
ProAssurance Corporation a,b	74,500	2,608,990
United Fire & Casualty Company	30,000	1,719,900

		13,145,903

Total		15,384,871

Financial Services - 0.9%
Information and Processing - 0.2%
CCC Information Services Group a,b	34,040	602,168

Insurance Brokers - 0.3%
CorVel Corporation a,b	36,350	1,078,868

Other Financial Services - 0.4%
Electro Rent a	103,300	1,140,432

Total		2,821,468

Health - 17.1%
Commercial Services - 3.7%
Bruker BioSciences a	256,800	888,528
Discovery Partners International a	437,700	2,100,960
First Consulting Group a	274,800	1,302,552
Gene Logic a,b	205,200	763,344
Hooper Holmes	323,700	1,450,176
PAREXEL International a,b	31,000	607,600
TriZetto Group (The) a,b	150,600	877,998
Ventiv Health a,b	63,700	1,079,715
Young Innovations	71,250	2,351,250

		11,422,123

Drugs and Biotech - 7.8%
Able Laboratories a,b	60,000	1,149,600
Antigenics a,b	91,300	550,539
BioSource International a	147,000	1,036,350
CancerVax Corporation a,b	70,500	571,050
Cell Genesys a,b	124,500	1,116,765
Cerus Corporation a,b	345,000	831,450
Compugen a	162,900	822,645
DUSA Pharmaceuticals a,b	251,700	2,889,516
Emisphere Technologies a,b	127,600	391,732
Genitope Corporation a,b	64,600	640,832
Lexicon Genetics a,b	386,100	2,544,399
Luminex Corporation a,b	85,000	606,050
Maxim Pharmaceuticals a,b	146,800	391,956
Maxygen a,b	73,000	721,970
Myriad Genetics a,b	159,900	2,734,290
NeoPharm a,b	63,300	541,848
Orchid BioSciences a,b	298,800	2,399,364
Pharmacyclics a,b	61,300	632,003
VIVUS a,b	212,000	954,000
Zila a,b	592,700	2,441,924

		23,968,283

Health Services - 1.8%
Centene Corporation a,b	33,450	1,424,301
Cross Country Healthcare a,b	87,400	1,354,700
TLC Vision a,b	130,400	1,143,608
U.S. Physical Therapy a	115,400	1,568,286

		5,490,895

Medical Products and Devices - 2.6%
Aksys a,b	117,400	557,650
Caliper Life Sciences a,b	82,800	582,084
Exactech a,b	22,800	466,260
IRIDEX Corporation a	90,000	568,800
NMT Medical a	93,100	363,090
OrthoLogic Corporation a,b	151,000	1,063,040
Orthofix International a,b	31,000	1,064,850
Quinton Cardiology Systems a	56,000	467,600
Synovis Life Technologies a,b	70,600	674,936
Viasys Healthcare a,b	52,900	885,017
Zoll Medical a,b	32,000	1,068,480

		7,761,807

Personal Care - 1.2%
Lifeline Systems a,b	76,840	1,876,433
Nutraceutical International a	130,000	1,831,700

		3,708,133

Total		52,351,241

Industrial Products - 7.2%
Automotive - 1.0%
Aftermarket Technology a,b	50,000	629,000
Spartan Motors	55,000	772,200
Wescast Industries Cl. A	62,400	1,643,616

		3,044,816

Building Systems and Components - 1.0%
LSI Industries	126,250	1,318,050
Preformed Line Products Company	52,000	1,569,360

		2,887,410

Industrial Components - 1.5%
Aaon a,b	85,000	1,479,000
DuraSwitch Industries a	388,400	1,024,988
Powell Industries a	124,400	2,096,140

		4,600,128

Machinery- 1.4%
Cascade Corporation	53,200	1,476,832
Pason Systems	111,400	2,735,584

		4,212,416

Metal Fabrication and Distribution - 0.8%
Gibraltar Steel	24,400	882,304
Schnitzer Steel Industries Cl. A	51,000	1,649,850

		2,532,154

Pumps, Valves and Bearings - 0.1%
Sun Hydraulics	29,600	378,288

Specialty Chemicals and Materials - 0.3%
CFC International a	76,600	536,200
Hawkins	35,000	418,250

		954,450

Other Industrial Products - 1.1%
Peerless Manufacturing a	52,200	746,460
Quixote Corporation	41,000	790,480
Tennant	25,000	1,013,250
Velcro Industries	81,500	937,250

		3,487,440

Total		22,097,102

Industrial Services - 8.3%
Advertising and Publishing - 0.3%
MDC Partners Cl. A a	85,500	1,084,140

Commercial Services - 3.1%
Bennett Environmental a,b	339,100	1,678,545
Carlisle Holdings a	364,301	2,316,954
Exponent a,b	126,900	3,496,095
RCM Technologies a,b	96,300	475,722
RemedyTemp Cl. A a	93,400	975,096
SM&A a,b	95,000	664,050

		9,606,462

Engineering and Construction - 0.2%
Insituform Technologies Cl. A a,b	30,500	569,435

Food and Tobacco Processors - 0.8%
Omega Protein a,b	160,900	1,238,930
Zapata Corporation a	18,800	1,115,780

		2,354,710

Printing - 1.0%
Courier Corporation	23,800	991,984
Ennis	62,500	1,338,750
Schawk Cl. A	46,600	677,098

		3,007,832

Transportation and Logistics - 2.5%
AirNet Systems a,b	224,500	965,350
Covenant Transport Cl. A a,b	65,100	1,257,732
Marten Transport a,b	96,150	1,679,741
P.A.M. Transportation Services a,b	65,000	1,245,400
Vitran Corporation Cl. A a	166,950	2,482,547

		7,630,770

Other Industrial Services - 0.4%
Team a	71,000	1,097,660

Total		25,351,009

Natural Resources - 17.1%
Energy Services - 7.6%
Dawson Geophysical a,b	95,100	1,990,443
Dril-Quip a,b	69,000	1,538,700
Gulf Island Fabrication	156,300	3,485,490
GulfMark Offshore a,b	179,000	2,923,070
Input/Output a,b	253,600	2,614,616
NATCO Group Cl. A a	151,300	1,308,745
RPC	66,200	1,183,656
Tesco Corporation a	276,600	2,981,748
TETRA Technologies a,b	67,650	2,100,533
Trican Well Service a	85,700	3,251,215

		23,378,216

Oil and Gas - 0.7%
Gasco Energy a,b	586,200	1,993,080

Precious Metals and Mining - 8.8%
Apex Silver Mines a,b	34,500	748,650
Eldorado Gold a	400,000	1,304,000
Etruscan Resources a	690,000	872,555
Gammon Lake Resources a	217,200	1,292,340
Glamis Gold a	52,000	973,960
Golden Star Resources a,b	417,900	2,202,333
Metallica Resources a	2,443,500	3,298,725
Minefinders Corporation a,b	301,000	2,073,890
Miramar Mining a	373,000	473,710
Northern Orion Resources a	1,384,600	3,501,853
NovaGold Resources a	387,300	2,459,355
Royal Gold	108,000	1,844,640
Silver Standard Resources a,b	143,800	2,375,576
Western Silver a,b	389,100	3,657,540

		27,079,127

Total		52,450,423

Technology - 17.2%
Aerospace and Defense - 0.7%
Ducommun a	97,900	2,188,065

Components and Systems - 4.5%
AlphaSmart a	186,500	667,670
CSP a	85,700	632,637
Excel Technology a,b	65,000	1,678,300
Lowrance Electronics	75,000	1,839,000
MOCON	74,400	610,080
OSI Systems a,b	113,200	1,822,520
Perceptron a	147,600	987,444
Performance Technologies a	190,400	1,203,328
REMEC a,b	267,100	1,258,041
Richardson Electronics	161,500	1,552,015
TTM Technologies a,b	159,800	1,420,622

		13,671,657

Distribution - 0.3%
Jaco Electronics a	190,500	1,028,700

Internet Software and Services - 0.8%
CryptoLogic	100,700	1,559,843
Inforte Corporation a,b	142,400	982,560

		2,542,403

IT Services - 1.1%
Analysts International a	40,000	175,200
answerthink a,b	226,200	1,210,170
Forrester Research a,b	90,100	1,373,124
PEC Solutions a,b	60,000	703,200

		3,461,694

Semiconductors and Equipment - 2.3%
CEVA a,b	160,400	1,267,160
FSI International a,b	135,600	566,808
MIPS Technologies a,b	191,500	1,091,550
Nanometrics a,b	40,000	456,400
PDF Solutions a,b	102,000	1,239,300
QuickLogic Corporation a	150,800	364,936
Semitool a,b	151,300	1,148,367
White Electronic Designs a	190,000	931,000

		7,065,521

Software - 3.8%
Integral Systems	111,700	2,179,267
Intervideo a,b	71,000	852,000
iPass a,b	202,000	1,209,980
Kongzhong Corporation a	245,000	1,646,400
PLATO Learning a,b	285,658	2,525,217
SPSS a,b	77,500	1,033,075
Tengtu International a	1,487,500	535,500
Transaction Systems Architects Cl. A a	87,100	1,618,754

		11,600,193

Telecommunications - 3.7%
Anaren a,b	99,200	1,335,232
Atlantic Tele-Network	35,300	1,016,640
Brooktrout a,b	180,450	1,634,877
Captaris a,b	222,000	945,720
Catapult Communications a,b	38,100	717,804
Globecomm Systems a	252,700	1,675,401
KVH Industries a,b	119,900	865,678
Lightbridge a	75,000	361,500
PC-Tel a,b	105,100	868,126
Somera Communications a,b	398,700	558,180
ViaSat a,b	60,300	1,212,030

		11,191,188

Total		52,749,421

Miscellaneous - 3.1%
Total		9,279,295

TOTAL COMMON STOCKS
(Cost $225,363,394)		265,352,202

PREFERRED STOCK - 0.2%
United Fire & Casualty Company 6.375% Conv.	15,000	543,000

TOTAL PREFERRED STOCK
(Cost $375,000)		543,000

REPURCHASE AGREEMENT - 13.1%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $40,141,450 (collateralized by Federal National Mortgage Association 2.875% due 10/15/05, valued at $40,947,170)
(Cost $40,140,000)		40,140,000

COLLATERAL RECEIVED FOR SECURITIES LOANED-15.4%
U.S. Treasury Bonds
5.25%-12.75% due 11/15/10-5/15/30		768,860
U.S. Treasury Notes
1.875%-6.75% due 11/30/04-7/15/12		4,129
U.S. Treasury Strip-Interest
due 8/15/12-5/15/14		82,292
U.S. Treasury Strip-Principal
due 11/15/22		92,851
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio		46,209,107

Total (Cost $47,157,239)		47,157,239

TOTAL INVESTMENTS - 115.3%
(Cost $313,035,633)		353,192,441

LIABILITIES LESS CASH AND OTHER ASSETS - (15.3)%		(46,982,828)

NET ASSETS - 100%		$306,209,613

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 85.6%
	SHARES	VALUE
Consumer Products - 15.7%
Apparel and Shoes - 4.6%
K-Swiss Cl. A	82,100	$1,580,425
Steven Madden a	52,200	921,330
Polo Ralph Lauren Cl. A	16,500	600,105
Stride Rite	82,300	843,575

		3,945,435

Food/Beverage/Tobacco - 1.1%
Boston Beer Company Cl. A a	40,000	1,008,000

Home Furnishing and Appliances - 4.4%
American Woodmark	27,200	1,007,080
Ethan Allen Interiors	22,200	771,450
Hooker Furniture	37,900	1,047,177
Stanley Furniture Company	21,300	937,200

		3,762,907

Sports and Recreation - 1.1%
Winnebago Industries	27,800	962,992

Other Consumer Products - 4.5%
Blyth	26,600	821,940
RC2 Corporation a	40,620	1,336,398
Radica Games	82,400	852,840
Yankee Candle Company a	29,700	860,112

		3,871,290

Total		13,550,624

Consumer Services - 11.3%
Direct Marketing - 2.0%
Nu Skin Enterprises Cl. A	71,400	1,678,614

Leisure and Entertainment - 2.7%
Dover Downs Gaming & Entertainment	57,000	586,530
Multimedia Games a	55,000	852,500
Steiner Leisure a	41,000	906,100

		2,345,130

Restaurants and Lodgings - 2.1%
CBRL Group	26,100	941,688
Ryan’s Restaurant Group a	57,000	845,880

		1,787,568

Retail Stores - 4.5%
Big Lots a	64,900	793,727
Buckle (The)	30,400	835,088
Electronics Boutique Holdings a	26,100	890,010
Pier 1 Imports	76,100	1,375,888

		3,894,713

Total		9,706,025

Financial Intermediaries - 4.8%
Insurance - 4.0%
Aspen Insurance Holdings	65,700	1,511,757
Erie Indemnity Company Cl. A	6,400	326,528
ProAssurance Corporation a	14,100	493,782
Scottish Re Group	31,100	658,387
Universal American Financial a	33,200	429,276

		3,419,730

Other Financial Intermediaries - 0.8%
TSX Group	19,000	692,274

Total		4,112,004

Financial Services - 3.3%
Information and Processing - 2.3%
eFunds Corporation a	105,800	1,966,822

Investment Management - 1.0%
Cohen & Steers	57,900	893,976

Total		2,860,798

Health - 16.6%
Drugs and Biotech - 4.0%
Endo Pharmaceuticals Holdings a	45,200	829,872
Lexicon Genetics a	91,300	601,667
Myriad Genetics a	57,200	978,120
Perrigo Company	50,000	1,027,500

		3,437,159

Health Services - 9.2%
AMN Healthcare Services a	31,409	375,338
AMERIGROUP Corporation a	29,100	1,636,875
Centene Corporation a	23,450	998,501
Cross Country Healthcare a	73,800	1,143,900
Healthcare Services Group	35,340	634,706
Horizon Health a	37,000	780,700
Molina Healthcare a	29,500	1,047,250
U.S. Physical Therapy a	96,100	1,305,999

		7,923,269

Medical Products and Devices - 1.1%
Viasys Healthcare a	54,600	913,458

Personal Care - 2.3%
CNS	77,900	856,900
Nutraceutical International a	81,404	1,146,982

		2,003,882

Total		14,277,768

Industrial Products - 6.1%
Automotive - 0.9%
Strattec Security a	12,700	790,702

Building Systems and Components - 1.5%
Simpson Manufacturing	19,800	1,251,360

Construction Materials - 0.8%
Florida Rock Industries	14,400	705,456

Machinery - 1.9%
Lincoln Electric Holdings	18,300	573,888
Thomas Industries	15,000	471,000
Woodward Governor Company	8,200	553,418

		1,598,306

Metal Fabrication and Distribution - 1.0%
Gibraltar Steel	23,900	864,224

Total		5,210,048

Industrial Services - 2.0%
Commercial Services - 2.0%
FTI Consulting a	91,800	1,735,020

Total		1,735,020

Natural Resources - 11.8%
Energy Services - 4.2%
Ensign Resource Service Group	81,600	1,493,017
Oil States International a	49,600	927,520
Patterson-UTI Energy	35,400	675,078
TETRA Technologies a	15,900	493,695

		3,589,310

Oil and Gas - 5.3%
Cimarex Energy a	30,218	1,055,817
Houston Exploration Company (The) a	11,700	694,395
St. Mary Land & Exploration Company	22,500	895,725
Unit Corporation a	54,300	1,904,844

		4,550,781

Precious Metals and Mining - 2.3%
Glamis Gold a	61,400	1,150,022
Hecla Mining Company a	116,200	864,528

		2,014,550

Total		10,154,641

Technology - 12.3%
Components and Systems - 3.1%
Lowrance Electronics	44,400	1,088,688
Neoware Systems a	118,400	982,720
Rimage Corporation a	43,954	615,356

		2,686,764

IT Services - 1.9%
MAXIMUS a	28,800	829,728
Perot Systems Cl. A a	47,800	767,668

		1,597,396

Semiconductors and Equipment - 2.0%
Entegris a	104,700	873,198
Omnivision Technologies a	62,000	877,300

		1,750,498

Software - 4.3%
Intervideo a	92,100	1,105,200
iPass a	144,600	866,154
Sybase a	123,200	1,698,928

		3,670,282

Telecommunications - 1.0%
Foundry Networks a	89,300	847,457

Total		10,552,397

Miscellaneous - 1.7%
Total		1,454,657

TOTAL COMMON STOCKS
(Cost $59,506,247)		73,613,982

REPURCHASE AGREEMENT - 12.7%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $10,957,396 (collateralized by Federal Home Loan Mortgage Corporation 7.00% due 7/15/05, valued at $11,180,597)
(Cost $10,957,000)		10,957,000

TOTAL INVESTMENTS - 98.3%
(Cost $70,463,247)		84,570,982

CASH AND OTHER ASSETS
LESS LIABILITIES - 1.7%		1,450,441

NET ASSETS - 100.0%		$86,021,423

a	Non-income producing.
b	A portion of these securities were on loan at September 30, 2004. Total market value of loaned securities for Royce Capital Fund-Micro-Cap Portfolio at September 30, 2004 was $46,050,532

		Net Unrealized	Gross Unrealized
	Tax Basis	Appreciation
	Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$313,057,480	$40,134,961	$55,975,515	$15,840,554
Small-Cap Portfolio	70,466,143	14,104,839	15,336,113	1,231,274

Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund's most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: November 29, 2004

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Capital Fund
Date: November 29, 2004